Weighted-Average Actual Target Allocation of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	$ 327,427	$ 282,113	$ 241,960
Pension Benefits, U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	55.00%
Actual Asset Allocation	$ 223,200	193,800
Pension Benefits, U.S. Plans | Fixed maturity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	25.00%
Actual Asset Allocation	$ 95,900	81,500
Pension Benefits, U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	$ 8,000	5,900
Pension Benefits, U.S. Plans | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Actual Asset Allocation	$ 300	900
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	$ 176,437	177,079	$ 155,056
Pension Benefits, Non-U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	42.00%
Actual Asset Allocation	$ 75,700	84,000
Pension Benefits, Non-U.S. Plans | Fixed maturity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	51.00%
Actual Asset Allocation	$ 68,900	63,900
Pension Benefits, Non-U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	1.00%
Actual Asset Allocation	$ 400	500
Pension Benefits, Non-U.S. Plans | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	6.00%
Actual Asset Allocation	$ 31,400	$ 28,700